Consolidated Statements of Comprehensive Income/ (Loss) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):
Net advertising revenues	¥ 9,612	¥ 17,068	¥ 28,629
Paid services revenues	18,075	23,516	29,959
Cost of revenues	(50,914)	(52,942)	(24,500)
Sales and marketing expenses	(4,290)	(1,168)	(2,465)
General and administrative expenses	¥ (6,491)	¥ (4,874)	¥ (5,361)
Class A ordinary shares
Number of ordinary shares that each ADS represents	48	48	48